DEFINED CONTRIBUTION PLAN (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Multiemployer Plan [Line Items]
SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS
	As of December 31,
	2023	2024
	RMB	RMB	USD

Non-trade related
Companies controlled by a main shareholder of the Company	978	-	-

	As at 31 December
	2022	2023
	RMB	RMB	USD

Non-trade related
Companies controlled by a main shareholder of the Company	10,520	978	138